CONSOLIDATED BALANCE SHEETS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in real estate
Land	$ 4,554,912	$ 4,367,816
Depreciable property	15,711,944	15,554,740
Projects under development	387,750	160,190
Land held for development	353,823	325,200
Investment in real estate	21,008,429	20,407,946
Accumulated depreciation	(4,912,221)	(4,539,583)
Investment in real estate, net	16,096,208	15,868,363
Cash and cash equivalents	612,590	383,921
Investments in unconsolidated entities	17,877	12,327
Deposits - restricted	250,442	152,237
Escrow deposits - mortgage	9,129	10,692
Deferred financing costs, net	44,382	44,608
Other assets	170,372	187,155
Total assets	17,201,000	16,659,303
Liabilities:
Mortgage notes payable	3,898,369	4,111,487
Notes, net	4,630,875	5,609,574
Lines of credit	0	0
Accounts payable and accrued expenses	38,372	35,206
Accrued interest payable	76,223	88,121
Other liabilities	304,518	291,289
Security deposits	66,988	65,286
Distributions payable	260,176	179,079
Total liabilities	9,275,521	10,380,042
Commitments and contingencies
Partners' Capital:
Accumulated other comprehensive (loss)	(193,148)	(196,718)
Noncontrolling Interests - Partially Owned Properties	77,688	74,306
Total liabilities and equity	17,201,000	16,659,303
OPERATING PARTNERSHIP
Investment in real estate
Land	4,554,912	4,367,816
Depreciable property	15,711,944	15,554,740
Projects under development	387,750	160,190
Land held for development	353,823	325,200
Investment in real estate	21,008,429	20,407,946
Accumulated depreciation	(4,912,221)	(4,539,583)
Investment in real estate, net	16,096,208	15,868,363
Cash and cash equivalents	612,590	383,921
Investments in unconsolidated entities	17,877	12,327
Deposits - restricted	250,442	152,237
Escrow deposits - mortgage	9,129	10,692
Deferred financing costs, net	44,382	44,608
Other assets	170,372	187,155
Total assets	17,201,000	16,659,303
Liabilities:
Mortgage notes payable	3,898,369	4,111,487
Notes, net	4,630,875	5,609,574
Lines of credit	0	0
Accounts payable and accrued expenses	38,372	35,206
Accrued interest payable	76,223	88,121
Other liabilities	304,518	291,289
Security deposits	66,988	65,286
Distributions payable	260,176	179,079
Total liabilities	9,275,521	10,380,042
Redeemable Limited Partners	398,372	416,404
Partners' Capital:
Preference Units	50,000	200,000
General Partner	7,432,961	5,665,733
Limited Partners	159,606	119,536
Accumulated other comprehensive (loss)	(193,148)	(196,718)
Total partners' capital	7,449,419	5,788,551
Noncontrolling Interests - Partially Owned Properties	77,688	74,306
Total capital	7,527,107	5,862,857
Total liabilities and equity	$ 17,201,000	$ 16,659,303